Cover	Nov. 21, 2024
Cover [Abstract]
Entity Registrant Name	AUTHENTIC HOLDINGS, INC.
Entity Central Index Key	0001338929
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Nov. 21, 2024
Entity File Number	000-52047
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	11-3746201
Entity Address Address Line 1	50 Division Street
Entity Address City Or Town	Somerset
Entity Address State Or Province	NJ
Entity Address Postal Zip Code	08873
City Area Code	732
Local Phone Number	695-4389
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false